UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA        February 1, 2001



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$90,505



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105    10078   182000 SH       SOLE                   182000
AT&T Lib Media Grp CL A        com              001957208      271    20000 SH       SOLE                    20000
Anadarko Petroleum Corp.       com              032511107      284     4000 SH       SOLE                     4000
Automatic Data Processing      com              053015103      405     6400 SH       SOLE                     6400
BB&T Corporation               com              054937107      326     8736 SH       SOLE                     8736
Berkshire Hathaway Inc. CL A   com              846709913     1136      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      781       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      461      196 SH       SOLE                      196
Blockbuster Inc. CL A          com              093679108      381    45500 SH       SOLE                    45500
Burlington Resources           com              122014103     1338    26500 SH       SOLE                    26500
CSG Systems Intl. Inc.         com              126349109     4881   104000 SH       SOLE                   104000
Carnival Cruise Lines          com              143658102     3359   109000 SH       SOLE                   109000
Cigna High Income Shares       com              12551D109       42    10000 SH       SOLE                    10000
Cisco Systems                  com              17275R102     3041    79500 SH       SOLE                    79500
Citigroup Inc.                 com              1328P1054      255     5000 SH       SOLE                     5000
Conagra Foods, Inc.            com              205887102      208     8000 SH       SOLE                     8000
Delphi Automotive System       com              247126105      370    32876 SH       SOLE                    32876
Dorchester Hugoton Ltd. Deposi com              258205202     1581   100000 SH       SOLE                   100000
Exxon Mobile Corp.             com              30231G102     1043    12000 SH       SOLE                    12000
Fannie Mae                     com              313586109    12232   141000 SH       SOLE                   141000
Freddie Mac Voting Shs         com              313400301     1791    26000 SH       SOLE                    26000
Georgia Pacific Timber Group   com              373298702      210     7000 SH       SOLE                     7000
Intel                          com              458140100    12467   414700 SH       SOLE                   414700
J. Alexander's Corp.           com              466096104      696   301000 SH       SOLE                   301000
Johnson & Johnson              com              478160104     2637    25100 SH       SOLE                    25100
L.M.Ericsson Tele Co ADR       com              294821400      895    80000 SH       SOLE                    80000
Merck                          com              589331107     2294    24500 SH       SOLE                    24500
Microsoft Corp                 com              594918104     3123    72000 SH       SOLE                    72000
NTL Inc.                       com              629407107      916    38250 SH       SOLE                    38250
Partner Re.                    com              G6852T105     2775    45500 SH       SOLE                    45500
Pepsico                        com              713448108     1140    23000 SH       SOLE                    23000
Per-Se Technologies            com              713569309      348   100000 SH       SOLE                   100000
Phillip Morris                 com              718154107     1364    31000 SH       SOLE                    31000
Plum Creek Timber Co LP        com              729251108     2137    82200 SH       SOLE                    82200
Proctor and Gamble             com              742718109      235     3000 SH       SOLE                     3000
Sholodge Inc.                  com              825034101       79    17000 SH       SOLE                    17000
Suntrust Banks Inc.            com              867914103      242     3840 SH       SOLE                     3840
The Williams Companies, Inc.   com              969457100     5152   129000 SH       SOLE                   129000
Trenwick                       com              895290104      595    24000 SH       SOLE                    24000
UST                            com              902911106      224     8000 SH       SOLE                     8000
United Global Com Inc CL A     com              913247508      559    41000 SH       SOLE                    41000
Verizon Communications         com              92343V104      612    12200 SH       SOLE                    12200
Westwood One                   com              961815107     6577   340544 SH       SOLE                   340544
Willamette Ind. Inc.           com              969133107      845    18000 SH       SOLE                    18000
Williams Communs Grp CL A      com              969455104      117    10000 SH       SOLE                    10000